Note 19 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Consumable stores	$ 10,716	$ 9,210
Gold in process	376	217
Inventories	$ 11,092	$ 9,427	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.